GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Termination of Charters) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
(Loss)/gain on sale of vessels		$ (1,699)	$ (167)	$ 7,364
Notes Compensation Received on Termination of Charters, Face Value	$ 6,000
Compensation received on termination of charters, notes receivable	$ 2,800
Total compensation received on termination of charters		$ 2,823	$ 0	$ 0
Apexindo [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Term		6 years